Long-term investments - Additional Information (Details)	1 Months Ended						12 Months Ended
	Jan. 31, 2022 USD ($)	Jan. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Oct. 31, 2021 USD ($)	Oct. 31, 2020	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	May 31, 2022	Sep. 30, 2021
Long-term investments
Net unrealized gains on investments held							$ 437,000	$ 0
Impairment of long-term investments							590,000	$ 0	$ 794,000
Shanghai Lexiang [Member]
Long-term investments
Percentage of equity interest disposed						4.82
Consideration for disposal of equity interest										$ 268,000
Net unrealized gains on investments held							$ 794,000
Impairment of long-term investments									$ 794,000
Cost method investments, Percentage of ownership of common share			6.93%	6.93%			6.49%	6.93%			6.49%	6.93%
Clapper Media Group Inc. [Member]
Long-term investments
Net unrealized gains on investments held	$ 437,000
Cost method investments, Percentage of ownership of common share	9.58%	9.58%	10.00%	10.00%			9.58%	10.00%
Clapper Media Group Inc. [Member] | Xunlei HK
Long-term investments
Payments to Acquire Equity Method Investments					$ 1,000,000
Cloudtropy [Member]
Long-term investments
Cost method investments, Percentage of ownership of common share			9.69%	9.69%			9.69%	9.69%
Beijing Cloudin Technology [Member]
Long-term investments
Cost method investments, Percentage of ownership of common share			4.12%	4.12%			4.12%	4.12%
Shen Zhen Arashi [Member]
Long-term investments
Cost method investments, Percentage of ownership of common share			8.73%	8.73%			8.73%	8.73%
Chengdu Diting [Member]
Long-term investments
Cost method investments, Percentage of ownership of common share			12.74%	12.74%			12.74%	12.74%
Hangzhou Feixiang [Member]
Long-term investments
Cost method investments, Percentage of ownership of common share			28.00%	28.00%			28.00%	28.00%
Guangzhou Yuechuan [Member]
Long-term investments
Cost method investments, Percentage of ownership of common share			9.30%	9.30%			9.30%	9.30%
Yunshang Hemei [Member]
Long-term investments
Impairment of long-term investments	$ 590,000	¥ 4,000,000
Cost method investments, Percentage of ownership of common share			10.00%	10.00%			10.00%	10.00%
Yunshang Hemei [Member] | Wangwenhua
Long-term investments
Payments to Acquire Equity Method Investments			$ 627,384	¥ 4,000,000
Quanxun Huiju
Long-term investments
Cost method investments, Percentage of ownership of common share			5.40%	5.40%			5.40%	5.40%
Blue Bayread Limited [Member]
Long-term investments
Cost method investments, Percentage of ownership of common share			1.63%	1.63%			1.63%	1.63%
Blue Bayread Limited [Member] | Xunlei BVI
Long-term investments
Payments to Acquire Equity Method Investments			$ 3,000,000